Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Exploration And Project Evaluation
Schedule of mineral exploration and project evaluation costs

	2022	2021	2020
Mineral exploration	(61,986)	(55,594)	(38,519)
Project evaluation	(36,876)	(29,449)	(18,682)
	(98,862)	(85,043)	(57,201)